Business Segments (Details) - Schedule of reportable segments - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Markets Segment [Member]
Segment Reporting Information [Line Items]
Revenues - Services and fees	$ 339,877	$ 199,630	$ 164,203
Trading income (losses) and fair value adjustments on loans	103,214	104,637	(9,626)
Interest income - Loans and securities lending	102,499	77,221	38,266
Total revenues	545,590	381,488	192,843
Selling, general and administrative expenses	(198,962)	(175,369)	(153,165)
Restructuring (charge) recovery	(917)		(1,317)
Interest expense - Securities lending and loan participations sold	(42,451)	(32,144)	(23,039)
Depreciation and amortization	(2,386)	(2,810)	(2,847)
Segment income	300,874	171,165	12,475
Wealth Management Segment [Member]
Segment Reporting Information [Line Items]
Revenues - Services and fees	72,345	65,073	67,871
Trading income (losses) and fair value adjustments on loans	804	1,826	1,622
Interest income - Loans and securities lending			11
Total revenues	73,149	66,899	69,504
Selling, general and administrative expenses	(68,368)	(64,347)	(64,690)
Restructuring (charge) recovery		4	(7,004)
Depreciation and amortization	(1,880)	(2,048)	(2,830)
Segment income	2,901	508	(5,020)
Auction and Liquidation segment [Member]
Segment Reporting Information [Line Items]
Revenues - Services and fees	63,101	18,296	54,923
Revenues - Sale of goods	25,663	4,220	63
Direct cost of services	(40,730)	(33,295)	(19,627)
Cost of goods sold	(9,766)	(4,016)	(41)
Total revenues	88,764	22,516	54,986
Selling, general and administrative expenses	(12,357)	(10,731)	(8,274)
Restructuring (charge) recovery	(140)
Depreciation and amortization	(2)	(7)	(31)
Segment income	25,769	(25,533)	27,013
Financial Consulting Segment [Member]
Segment Reporting Information [Line Items]
Revenues - Services and fees	91,622	76,292	51,424
Selling, general and administrative expenses	(68,232)	(58,226)	(37,322)
Restructuring (charge) recovery	(500)		(57)
Depreciation and amortization	(347)	(252)	(251)
Segment income	22,543	17,814	13,794
Principal Investments - United Online and magicJack segment [Member]
Segment Reporting Information [Line Items]
Revenues - Services and fees	83,666	97,147	53,659
Revenues - Sale of goods	3,472	3,715	575
Direct cost of services	(19,721)	(25,529)	(15,127)
Cost of goods sold	(2,694)	(3,559)	(759)
Total revenues	87,138	100,862	54,234
Selling, general and administrative expenses	(20,352)	(24,256)	(10,962)
Restructuring (charge) recovery		(1,703)	(338)
Depreciation and amortization	(11,011)	(12,658)	(7,600)
Segment income	33,360	33,157	19,448
Brands Segment [Member]
Segment Reporting Information [Line Items]
Revenues - Services and fees	16,458	4,055
Selling, general and administrative expenses	(2,889)	(881)
Depreciation and amortization	(2,858)	(507)
Segment income	(1,789)	2,667
Impairment of tradenames	(12,500)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Consolidated operating income from reportable segments	383,658	199,778	67,710
Corporate and other expenses	(38,893)	(33,127)	(22,326)
Interest income	564	1,577	1,326
Income (loss) on equity investments	(623)	(1,431)	7,986
Interest expense	(65,249)	(50,205)	(33,393)
Income before income taxes	279,457	116,592	21,303
Provision for income taxes	(75,440)	(34,644)	(4,903)
Net income	204,017	81,948	16,400
Net income (loss) attributable to noncontrolling interests	(1,131)	337	891
Net income attributable to B. Riley Financial, Inc.	205,148	81,611	15,509
Preferred stock dividends	$ 4,710	$ 264
Net income available to common shareholders (in Dollars per share)	$ 200,438	$ 81,347	$ 15,509